Parent entity information - Statement of financial position (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of parent entity information [line items]
Total current assets	$ 7,608,000	$ 29,391,000
Total assets	34,958,000	58,088,000
Total current liabilities	4,685,000	8,327,000
Total liabilities	16,320,000	20,237,000
Equity
Contributed equity	84,480,249	80,290,062
Other contributed equity		464,000	$ 464,000
Reserves	2,412,000	1,301,000
Accumulated losses	(68,254,000)	(44,204,000)
Total equity	18,638,000	37,851,000	$ 14,125,000	$ 14,195,000
Parent [member]
Disclosure of parent entity information [line items]
Total current assets	5,895,000	25,042,000
Total assets	25,945,000	47,044,000
Total current liabilities	1,090,000	3,177,000
Total liabilities	12,407,000	15,032,000
Equity
Contributed equity	84,480,000	80,290,000
Other contributed equity		464,000
Reserves	3,264,000	1,754,000
Accumulated losses	(74,206,000)	(50,496,000)
Total equity	$ 13,538,000	$ 32,012,000